SUMMARY OF MATERIAL ACCOUNTING POLICIES - Financial Liabilities and Equity Instruments Issued by the Company (Details) - USD ($) $ in Thousands				12 Months Ended
	Mar. 16, 2023	Mar. 30, 2022	Jul. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2023
Disclosure of financial liabilities [line items]
Exercise of put option, rate					6.00%
Put option consideration					$ 5,166
Other income and expenses, net				$ 6,602	(395)	$ (3,369)
Other current financial liabilities				81,504	59,316
Other non-current financial liabilities				163,318	78,055
United Kingdom
Disclosure of financial liabilities [line items]
Percentage of equity interest, issued							40.00%
Percentage of equity interest, outstanding							40.00%
Percentage of equity interest to acquire upon option exercise							10.00%
Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other current financial liabilities				67,766	50,889
Other non-current financial liabilities				99,737	69,635
Other financial liabilities related to business combinations | Put option on minority interest of Walmeric
Disclosure of financial liabilities [line items]
Other current financial liabilities				13,006
Other non-current financial liabilities				$ 62,807
Walmeric
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests	14.00%	14.00%	20.00%
Exercise of put option, rate		6.00%
Other income and expenses, net	$ 1,589
Walmeric | Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other current financial liabilities					3,871
Other non-current financial liabilities					5,515
Walmeric | Other financial liabilities related to business combinations | Put option on minority interest of Walmeric
Disclosure of financial liabilities [line items]
Other current financial liabilities					3,871
Other non-current financial liabilities					$ 5,515
Software Product Creation S.L.
Disclosure of financial liabilities [line items]
Proportion of ownership interests held by non-controlling interests	14.00%
Software Product Creation S.L. | Other financial liabilities related to business combinations
Disclosure of financial liabilities [line items]
Other income and expenses, net	$ 1,589